Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following tables present certain information regarding our intangible assets as of December 31, 2015 and 2014. Amortizable intangible assets are being amortized on a straight-line basis over their estimated useful lives with no estimated residual values, which materially approximates the expected pattern of use.

Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Impairment Charges	Net Balance	Weighted Average Life
Balance as of December 31, 2015
Amortizable intangible assets:
Patents	$26.8	$12.5	$—	$14.3	11.9
Customer relationships	877.7	109.1	—	768.6	13.7
Licenses	326.1	91.6	—	234.5	4.8
Intellectual property (1)	731.1	124.5	—	606.6	6.1
Trade names	226.1	1.9	128.6	95.6	14.7
Brand names	124.0	18.9	—	105.1	7.9
Non-compete agreements	0.3	0.3	—	—	—
	2,312.1	358.8	128.6	1,824.7	8.1
Non-amortizable intangible assets:
Trade names	97.4	2.1	—	95.3	indefinite
Total intangible assets	$2,409.5	$360.9	$128.6	$1,920.0
Balance as of December 31, 2014
Amortizable intangible assets:
Patents	$17.9	$8.4	$—	$9.5	8.7
Customer relationships	883.2	46.7	—	836.5	13.5
Licenses	332.8	88.5	—	244.3	5.0
Intellectual property (1)	736.3	19.5	—	716.8	8.6
Brand names	128.2	5.3	—	122.9	9.2
Non-compete agreements	0.3	0.2	—	0.1	—
Lottery contracts	1.5	1.5	—	—	—
	2,100.2	170.1	—	1,930.1	9.3
Non-amortizable intangible assets:
Trade names	329.6	2.1	6.0	321.5	indefinite
Total intangible assets	$2,429.8	$172.2	$6.0	$2,251.6

(1) Includes $33 million of in-process R&D assets that will not be subject to amortization until they reach commercial feasibility.

Schedule of Goodwill Reconciliation
The table below reconciles the change in the carrying amount of goodwill, by business segment, for the period from December 31, 2013 to December 31, 2015.

Goodwill	Gaming	Lottery	Interactive	Totals
Balance as of December 31, 2013	$612.7	$513.9	$56.5	$1,183.1
Acquisitions	2,902.8	—	53.3	2,956.1
Foreign currency adjustments	(15.8)	(15.1)	—	(30.9)
Balance as of December 31, 2014	3,499.7	498.8	109.8	4,108.3
Foreign currency adjustments	(78.7)	(13.3)	—	(92.0)
Impairment charges	(935.0)	(67.6)	—	(1,002.6)
Balance as of December 31, 2015	$2,486.0	$417.9	$109.8	$3,013.7